OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME

16 OTHER OPERATING INCOME

	2021	2022	2023
	S$	S$	S$
Government grants:
Jobs Support Scheme	4,880	-	-
Wage Subsidy Program	7,385	3,099	-
Enterprise Development Grant	10,400	8,640	-
Jobs Growth Incentive	3,750	5,550	-
Hiring Incentive and Training Programme	7,709	9,077	3,459
Startup SG Tech - Proof-of-concept grant	-	84,091	-
Others	3,080	2,880	4,112

Research income	113,841	363,912	507,736
Interest income	3,369	2,097	285,719
Others	196	6,028	2,878
Total	154,610	485,374	803,904

The Jobs Support Scheme of the Singapore Government provides wage support and helps employers retain their local employees during a period of economic uncertainty.

The Wage Subsidy Program is financial assistance introduced in Malaysia paid to employers and helps employers affected economically by the COVID-19 pandemic to continue operations and avoid the loss of jobs and income streams for all enterprises.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023

The Enterprise Development Grant (Industry) supports projects that aim to help Small to Medium Enterprises in different stages of their technology innovation journey, to overcome their challenges in terms of resources and research and development capabilities.

The Jobs Growth Incentive of the Singapore Government supports employers to accelerate their hiring of local workforce, so as to create good and long-term jobs for locals.

The Hiring Incentive and Training Programme is an economic recovery incentive introduced in Malaysia to promote job creation among employers while increasing employment prospects.

The Startup SG Tech - Proof-of-concept grant is a scheme to drive the growth of startups based on proprietary technology and to foster the spirit of deep-tech innovation among startups. Under the scheme, qualifying companies may receive early stage funding to help them develop and commercialize their innovations.